Loan and Lease Receivables - Schedule of Outstanding Loan and Lease Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 2,214,956		$ 2,147,163			$ 1,343,816
Net unamortized deferred fees and costs	(1,874)		(2,119)			(418)
Initial direct costs	3,417		2,967			2,039
Allowance for loan and lease losses	(15,980)	$ (13,969)	(10,923)	$ (6,501)	$ (6,490)	(7,632)	$ (4,794)
Net loans and leases	2,200,519		2,137,088			1,337,805
Lease financing receivables
Net minimum lease payments	183,035		168,345			126,159
Unguaranteed residual values	1,580		1,787			2,099
Unearned income	(15,691)		(14,133)			(10,744)
Total lease financing receivables	168,924		155,999			117,514
Initial direct costs	3,417		2,967			2,039
Lease financial receivables before allowance for lease losses	172,341		158,966			119,553
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	862,523		796,950			534,249
Allowance for loan and lease losses	(5,059)	(3,668)	(1,945)	(1,068)	(2,119)	(2,280)	(1,112)
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	582,569		610,699			484,085
Allowance for loan and lease losses	(1,726)	(1,835)	(2,483)	(1,369)	(1,303)	(2,981)	(1,936)
Construction, Land Development, and Other Land
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	94,639		141,122			40,360
Allowance for loan and lease losses	(216)	(327)	(742)	(460)	(489)	(232)	(834)
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	503,093		439,476			165,709
Allowance for loan and lease losses	(6,366)	(5,689)	(4,196)	(2,094)	(1,472)	(1,403)	(648)
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	3,208		2,917			1,899
Allowance for loan and lease losses	(30)	(344)	(334)	(355)	(367)	(357)	(121)
Lease Financing Receivables
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	168,924		155,999			117,514
Allowance for loan and lease losses	$ (2,583)	$ (2,106)	$ (1,223)	$ (1,155)	$ (740)	$ (379)	$ (143)